Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

The Company settled convertible notes of $200,000 on July 7, 2021 and $1,683,193.1 on July 16, 2021 and issued 260,254 and 1,980,227 shares of the Company’s common stock on July 8, 2021 and July 19, 2021, respectively.

On July 16, 2021, the Company issued 140,000 shares of the Company’s common stock as compensation to a PR service provider for increasing the Company’s visibility in the financial news community.

15.	SUBSEQUENT EVENTS

On January 6, 2021, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, a Utah limited liability company (“Streeterville Capital”), pursuant to which the Company issued Streeterville Capital an unsecured promissory note on January 6, 2021 in the original principal amount of $1,670,000, convertible into shares of common stock of the Company, for $1,500,000 in gross proceeds.

On January 7, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with Ms. Renmei Ouyang, the Chief Executive Officer and Chairwoman of the Company, and Mr. Shuxiang Zhang, both of whom are “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 15,000,000 shares of its common stock, at a per share purchase price of $1.63, which is the closing price of the Common Stock on the date immediate prior to the date of the SPA. The gross proceeds from such Offering will be $24,450,000. Since Ms. Ouyang and Mr. Zhang are affiliates of the Company, the offering was approved by the Audit Committee of the Board of Directors of the Company, which solely consistent of independent directors, as well as the Board of Directors of the Company.

On January 19, 2021, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Investor is committed to purchase up to 15,700,000 shares (the “Purchase Notice Shares”) of the Company common stock with an aggregate of forty million dollars ($40,000,000) (the “Commitment Amount”) from time to time during a certain commitment period (the “Commitment Period”) as defined in the Purchase Agreement, at a purchase price (the “Purchase Price”) of 90% of the lowest daily volume-weighted average price of the Company’s Common Stock during a valuation period of three business days prior to the closing of each Purchase Notice received by the Investor.